Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (316,299)	$ (471,466)	$ (3,825,673)	$ (1,175,452)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation expense	16,532	12,890	57,561	49,153
Stock compensation expense – related party				127,500
Change in fair value of derivative	(11,907)	(395,148)	1,601,016	(79,677)
Discount amortization	159,383	138,622	813,619	561,576
Loss on issuance of convertible debt		442,979	717,592	350,986
Gain on forgiveness of debt				(226,398)
Default penalty of convertible note		162,798	162,798
Changes in Operating Assets and Liabilities
Prepaid expenses	(69,494)
Prepaids and other assets				7,909
Inventory			11,064	(3,064)
Accounts payable	7,435	13,306	(4,730)	(11,654)
Accrued compensation – related party			12,000	20,000
Accrued officer compensation	1,000	5,000
Accrued interest	8,619	22,191	82,174	21,295
Accrued interest – related party	5,646	5,646	22,584	22,533
Net cash used in operating activities	(199,085)	(63,182)	(349,995)	(335,293)
Cash Flows from Investing Activities:
Purchase of equipment	(24,905)	(17,705)	(67,252)	(36,710)
Net Cash used in investing activities	(24,905)	(17,705)	(67,252)	(36,710)
Cash Flows from Financing Activities:
Repayment of loans		(867)	(8,212)	(3,344)
Proceeds from convertible notes payable		126,400	591,300	460,000
Repayment of convertible notes payable				(165,000)
Common stock sold for cash	855,000		3,103,500	75,000
Net cash provided by financing activities	855,000	125,533	3,686,588	366,656
Net change in cash	631,010	44,646	3,269,341	(5,347)
Cash at beginning of the period	3,383,568	114,227	114,227	119,574
Cash at end of the period	4,014,578	158,873	3,383,568	114,227
Supplemental cash flow information:
Interest paid in cash		114
Taxes paid
Supplemental non-cash disclosure:
Common stock issued for conversion of debt	$ 337,455	$ 86,915	$ 724,359	$ 452,477